DISAGGREGATED REVENUE	12 Months Ended
Dec. 31, 2025
Disaggregated Revenue
DISAGGREGATED REVENUE

13. DISAGGREGATED REVENUE

	For the years ended December 31,
	2024	2025
	HK$	HK$

Revenue from contracts with customers within the scope of ASC Topic 606
Advisory and consultancy income – Over time	330,000	4,836,775
Advisory and consultancy income – Point in time	4,977,675	31,998,321
	5,307,675	36,835,096
Commission and brokerage income – Point in time*	648,415	1,055,812
Handling fee income – Point in time	8,149	5,875

Revenue from other sources
Administration fee income– Over time	10,267	449
Interest income from clients– Over time	4,455	5,452
	5,978,961	37,902,684

*	Commission and brokerage income includes (i) commission earned from executed securities transactions and (ii) retrocession fees income received from counterparties under distribution or referral arrangements.

MANGO FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2024 and 2025